Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Revenue
Commercialization revenue	$ 2,422	$ 1,289
Milestone revenue	1,172
Interest revenue		16
Total Revenue	3,594	1,305
Clinical trial and research & development	(2,583)	(8,627)
Manufacturing production & development	(7,918)	(11,494)
Employee benefits
Salaries and employee benefits	(5,452)	(7,181)
Defined contribution superannuation expenses	(96)	(84)
Equity settled share-based payment transactions	(1,076)	(4,881)
Total Employee benefits	(6,624)	(12,146)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(290)	(211)
Right of use asset depreciation	(410)	(409)
Intellectual property amortization	(393)	(385)
Total Depreciation and amortization of non-current assets	(1,093)	(1,005)
Other Management & administration expenses
Overheads & administration	(2,098)	(1,961)
Consultancy	(773)	(1,806)
Legal, patent and other professional fees	(1,033)	(1,274)
Intellectual property expenses (excluding the amount amortized above)	(621)	(569)
Total Other Management & administration expenses	(4,525)	(5,610)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	280	15,107
Total Fair value remeasurement of contingent consideration	280	15,107
Other operating income and expenses
Government grant revenue		17
Foreign exchange gains/(losses)	(119)	82
Foreign withholding tax paid	(59)
Total Other operating income and expenses	(178)	99
Finance (costs)/gains
Remeasurement of borrowing arrangements	480	1,023
Interest expense	(4,140)	(3,926)
Total Finance costs	(3,660)	(2,903)
Total loss before income tax	$ 22,707	$ 25,274